Income taxes - Future expirations (Details) - Domestic ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Operating loss carryforwards
Loss expiring in 2024	¥ 976,812
Loss expiring in 2025	4,060,806
Loss expiring in 2026	20,911,886
Loss expiring in 2027	11,498,246
Loss expiring in 2028 and thereafter	16,249,520
Total	¥ 53,697,270